EQUITY - Ownership of shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Apr. 16, 2024	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2022
EQUITY
Shares subscribed and paid up	2,078,805,560	2,108,480,460	1,757,067,050	1,757,067,050	1,673,397,190
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%		100.00%
Total capital	R$ 24,273,225		R$ 20,215,343
Common
EQUITY
Shares subscribed and paid up	719,956,830	720,631,730	600,526,442	600,526,442	571,929,945
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%		100.00%
Preferred
EQUITY
Shares subscribed and paid up	1,358,848,730	1,387,848,730	1,156,540,608	1,156,540,608	1,101,467,245
Ownership of shares, as a percentage of total issued shares	100.00%		100.00%		100.00%
Treasury stock
EQUITY
Shares subscribed and paid up	37,512,079		7,544,641		9,836,850
Ownership of shares, as a percentage of total issued shares	1.80%		0.40%		0.70%
Treasury stock | Common
EQUITY
Shares subscribed and paid up	1,093,011
Ownership of shares, as a percentage of total issued shares	0.20%		0.00%		0.00%
Treasury stock | Preferred
EQUITY
Shares subscribed and paid up	36,419,068		7,544,641		9,836,850
Ownership of shares, as a percentage of total issued shares	2.70%		0.70%		0.80%
Metalurgica Gerdau S.A.
EQUITY
Shares subscribed and paid up	702,952,615		585,793,846		557,898,901
Ownership of shares, as a percentage of total issued shares	33.80%		33.30%		33.30%
Metalurgica Gerdau S.A. | Common
EQUITY
Shares subscribed and paid up	702,952,615		585,793,846		557,898,901
Ownership of shares, as a percentage of total issued shares	97.60%		97.50%		97.50%
Metalurgica Gerdau S.A. | Preferred
EQUITY
Ownership of shares, as a percentage of total issued shares	0.00%		0.00%		0.00%
Brazilian institutional investors
EQUITY
Shares subscribed and paid up	147,312,061		120,232,304		161,312,577
Ownership of shares, as a percentage of total issued shares	7.10%		6.80%		9.60%
Brazilian institutional investors | Common
EQUITY
Shares subscribed and paid up	229,736		2,442,108		4,292,172
Ownership of shares, as a percentage of total issued shares	0.00%		0.40%		0.80%
Brazilian institutional investors | Preferred
EQUITY
Shares subscribed and paid up	147,082,325		117,790,196		157,020,405
Ownership of shares, as a percentage of total issued shares	10.80%		10.20%		14.30%
Foreign institutional investors
EQUITY
Shares subscribed and paid up	1,055,646,584		547,646,333		522,514,717
Ownership of shares, as a percentage of total issued shares	50.80%		31.20%		31.20%
Foreign institutional investors | Common
EQUITY
Shares subscribed and paid up	1,279,113		1,425,937		1,529,109
Ownership of shares, as a percentage of total issued shares	0.20%		0.20%		0.30%
Foreign institutional investors | Preferred
EQUITY
Shares subscribed and paid up	1,054,367,471		546,220,396		520,985,608
Ownership of shares, as a percentage of total issued shares	77.60%		47.20%		47.30%
Other shareholders
EQUITY
Shares subscribed and paid up	135,382,221		495,849,926		421,834,145
Ownership of shares, as a percentage of total issued shares	6.50%		28.30%		25.20%
Other shareholders | Common
EQUITY
Shares subscribed and paid up	14,402,355		10,864,551		8,209,763
Ownership of shares, as a percentage of total issued shares	2.00%		1.90%		1.40%
Other shareholders | Preferred
EQUITY
Shares subscribed and paid up	120,979,866		484,985,375		413,624,382
Ownership of shares, as a percentage of total issued shares	8.90%		41.90%		37.60%